Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
REVENUE	$ 43,651,923	$ 45,734,647	$ 45,048,413
COST OF REVENUE	39,093,782	39,022,360	43,953,477
GROSS PROFIT	4,558,141	6,712,287	1,094,936
PROVISION FOR DOUBTFUL ACCOUNTS	(2,559,785)	(2,184,221)	(3,352,063)
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	(5,996,609)	(5,301,168)	(5,380,702)
RESEARCH AND DEVELOPMENT EXPENSES	(223,668)	(1,182,133)	(846,438)
STOCK COMPENSATION EXPENSE	(4,592,200)	(1,388,501)	(289,000)
LOSS FROM OPERATIONS	(8,814,121)	(3,343,736)	(8,773,267)
OTHER INCOME (EXPENSE), NET
Other (expense) income, net	(4,113)	111,922	407,452
Interest income	2,282	6,051	30,464
Interest expense	(2,038,291)	(1,360,608)	(830,978)
Finance expense	(13,201)	(5,137)	(604,498)
Estimated claims charges	(3,521,086)	(2,808,457)	(1,267,293)
TOTAL OTHER EXPENSE, NET	(5,574,409)	(4,056,229)	(2,264,853)
LOSS BEFORE PROVISION FOR INCOME TAXES	(14,388,530)	(7,399,965)	(11,038,120)
PROVISION FOR INCOME TAXES
NET LOSS	(14,388,530)	(7,399,965)	(11,038,120)
COMPREHENSIVE INCOME (LOSS)
Net loss	(14,388,530)	(7,399,965)	(11,038,120)
Other comprehensive (loss) income - foreign currency translation (loss) gain	(335,080)	347,097	(499,361)
COMPREHENSIVE LOSS	$ (14,723,610)	$ (7,052,868)	$ (11,537,481)
Weighted average number of shares:
Basic	5,841,614	2,942,945	2,266,826
Diluted	5,841,614	2,942,945	2,266,826
Loss per share:
Basic	$ (2.46)	$ (2.51)	$ (4.87)
Diluted	$ (2.46)	$ (2.51)	$ (4.87)